11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	2020	2019
Non-current assets
USA	$911,875	$531,083
Peru	466,900	468,515
Canada	2,988,866	2,772,474
	$4,367,641	$3,772,072